CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash	$ 99,198	$ 3,218	$ 131,472
Total current assets	99,198	3,218	131,472
Total assets	99,198	3,218	131,472
Current liabilities:
Accounts payable and accrued expense	715,154	852,664	525,636
Convertible note - net of discount	11,250	88,815	0
Derivative liability	13,806	603,836	0
Note payable	0	50,000	0
Due to related parties	170,000	1,283,607	88,000
Total current liabilities	910,210	2,878,922	613,636
Total liabilities	910,210	2,878,922	613,636
Commitments and contingencies	0	0	0
Stockholders' deficit:
Preferred stock, $0.001 par value, 50,000,000 authorized, 740,000 issued and outstanding	740	60	0
Common stock, $0.001 par value; 500,000,000 authorized, 67,180,691 and 44,890,262 issued and outstanding, respectively	67,181	44,890	32,647
Additional paid-in capital	16,580,981	13,916,995	12,318,685
Accumulated deficit	(17,459,914)	(16,837,649)	(12,833,496)
Total stockholders' deficit	(811,012)	(2,875,704)	(482,164)
Total liabilities and stockholder' deficit	$ 99,198	$ 3,218	$ 131,472